Goodwill and Intangible Assets, net - Schedule of Intangible Assets (Details) - Acquired Developed Technology [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Acquired Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period		13 years 3 months 18 days	6 years
Gross Carrying Value		$ 25,038	$ 5,490
Accumulated Amortization		(3,396)	(2,196)
Net	[1]	$ 21,642	$ 3,294

[1]	(1) Includes a decrease of $0.9 million in the net intangible assets balance in 2021 due to foreign currency translation.